T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

May 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.4%
ALABAMA 4.4%
Baldwin County IDA, Series A, VRDN, 4.30%, 3/1/56 (Tender 3/1/33) (1)(2)	100	98
Black Belt Energy Gas District, Series D, VRDN, 5.00%, 12/1/55 (Tender 8/1/35)	200	213
Black Belt Energy Gas District, Series E, VRDN, 5.00%, 12/1/55 (Tender 5/1/35)	150	160
Black Belt Energy Gas District, Series E, 5.00%, 7/1/33	200	211
Black Belt Energy Gas District, Series I, 5.00%, 10/1/33	25	27
Mobile County IDA, Series 2024B, 4.75%, 12/1/54 (2)	100	94
Southeast Alabama Gas Supply District, Series A, VRDN, 5.00%, 8/1/54 (Tender 4/1/32)	100	106
Southeast Energy Auth. A Cooperative District, Series H, 5.00%, 11/1/35	200	213
		1,122
ARIZONA 3.7%
Arizona IDA, Series A, 4.00%, 7/15/30 (1)	205	206
Arizona IDA, Series A, 5.00%, 7/15/49	200	183
Arizona IDA, Series A, 5.00%, 11/1/42	100	105
Phoenix Arizona IDA, Series A, 5.00%, 7/1/59	150	140
Salt Verde Financial, 5.00%, 12/1/37	205	216
Sierra Vista IDA, 5.00%, 6/15/64 (1)	100	84
		934
CALIFORNIA 9.7%
California Community Housing Agency, Series A-1, 3.00%, 8/1/56 (1)	100	69
California Community Housing Agency, Series A-1, 3.00%, 2/1/57 (1)	200	137
California Housing Fin. Agency, Series A, 4.25%, 1/15/35	83	86
California Municipal Fin. Auth., 6.00%, 1/1/55 (1)(2)	250	262
California Municipal Fin. Auth., Series A, 5.25%, 9/1/55	100	102
California Municipal Fin. Auth., Series A, 5.375%, 1/1/55 (1)	125	126
California Municipal Fin. Auth., Series A, 5.50%, 7/1/65	140	130
California Municipal Fin. Auth., Series A-P3, 5.00%, 7/1/40 (1)	200	200
California Statewide CDA, 5.00%, 9/2/40 (1)	100	102
California Statewide CDA, Series C-1, 5.00%, 9/2/40	300	322
California Statewide CDA, Series C-2, 4.25%, 9/2/40	215	216
CMFA Special Fin. Agency, Series A-1, 3.25%, 2/1/57 (1)	200	142
CSCDA Community Improvement Auth., Series B, 4.00%, 2/1/57 (1)	200	152
Golden State Tobacco Securitization, Series B-2, Zero Coupon, 6/1/66	2,000	199
San Francisco City & County Airport Comm-San Francisco International Airport, Series D, 5.50%, 5/1/55 (2)	200	212
		2,457
COLORADO 1.2%
Colorado Educational & Cultural Facilities Auth., Series A, 4.375%, 6/1/36 (1)	100	98
Denver Convention Center Hotel Auth., 5.00%, 12/1/36	100	101
Prairie Point Community Auth. Board Special Improvement District No. 1, 5.75%, 12/1/45	100	102
		301

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
CONNECTICUT 0.6%
Connecticut State HEFA, Series F, 5.00%, 7/1/37	150	150
		150
DELAWARE 2.3%
Delaware State Economic Dev. Auth., Series A, 4.00%, 6/1/52	400	305
Delaware State Economic Dev. Auth., Series A, 5.00%, 9/1/46	275	275
		580
DISTRICT OF COLUMBIA 1.4%
District of Columbia, Series A, 5.00%, 7/1/52	50	46
District of Columbia, Series A, Project Revenue Bond, 5.00%, 7/1/42	100	100
District of Columbia, Series A, Refunding Bond, 5.00%, 7/1/42	200	201
		347
FLORIDA 3.9%
Buckhead Trails II Community Dev. District, Series 2026, 5.50%, 5/1/46	100	101
Capital Trust Auth., Series A, 5.25%, 7/1/55 (1)	200	194
Firethorn Community Dev. District, 5.60%, 5/1/55	100	99
Florida Local Government Fin. Commission, 5.875%, 10/1/61	100	99
Highland Trails Community Dev. District, 5.85%, 5/1/56	100	100
Lake Flores Community Dev. District, 5.75%, 5/1/56	100	100
Lee County Airport Revenue, Series A-1, 5.50%, 10/1/56 (2)	100	105
New Port Corners Community Dev. District, 5.50%, 6/15/55 (1)	100	99
Polk County IDA, 6.00%, 6/15/55 (1)	100	100
		997
GEORGIA 4.0%
Bartow County Tax Allocation District No. 3, 6.50%, 4/1/51 (1)	125	101
Fulton County Residential Care Facilities for the Elderly Auth., Series A, 5.00%, 4/1/47 (1)	100	99
George L Smith II Congress Center Auth., Series A, 4.00%, 1/1/54	145	121
Georgia Housing & Fin. Auth., Series G, 4.95%, 6/1/55	250	253
Rockdale County Dev. Auth., 4.00%, 1/1/38 (1)(2)	250	247
Savannah Hospital Auth., Series A, 4.00%, 7/1/36	200	200
		1,021
ILLINOIS 2.0%
Chicago O'Hare International Airport, Series A, 5.50%, 1/1/59 (2)	100	104
Illinois, Series C, GO, 4.00%, 10/1/42	200	190
Illinois Fin. Auth., 5.125%, 5/15/38	40	39
Illinois Fin. Auth., Series A, 5.00%, 5/15/36	80	80
Illinois Fin. Auth., Series A, 5.625%, 8/1/53 (1)	100	103
		516
INDIANA 0.4%
Whitestown, 6.00%, 9/1/50 (1)	100	100
		100

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
IOWA 0.8%
Iowa Tobacco Settlement Auth., Series A2, 4.00%, 6/1/39	200	197
		197
KANSAS 0.4%
Manhattan, Series A, 5.50%, 6/1/60	100	100
		100
KENTUCKY 0.9%
Kentucky Economic DFA, Series A, 5.00%, 6/1/45	220	220
		220
MAINE 1.2%
Maine HHEFA, Series A, 4.00%, 7/1/46	60	48
Maine State Housing Auth., Series E, 4.90%, 11/15/55	250	251
		299
MARYLAND 6.7%
Chestertown, 6.50%, 3/1/55	100	102
Frederick County, 6.00%, 9/1/56 (1)	100	98
Frederick County, Series A, 5.00%, 9/1/37 (1)	100	99
Gaithersburg, Series A, 5.00%, 1/1/33	125	127
Maryland Economic Dev., Series A-P3, 5.00%, 11/12/28 (2)	40	40
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (2)	450	451
Maryland HHEFA, 4.00%, 7/1/45	150	134
Maryland HHEFA, 5.25%, 1/1/37	100	100
Maryland HHEFA, Series A, 5.50%, 1/1/46	250	252
Maryland HHEFA, Series A, 5.50%, 7/1/56	100	104
Maryland HHEFA, Series B, 4.00%, 1/1/51	100	84
Westminster, Series A, 6.00%, 7/1/34	45	45
Westminster, Series A, 6.25%, 7/1/44	65	65
		1,701
MASSACHUSETTS 1.7%
Massachusetts DFA, 5.00%, 10/1/41	30	30
Massachusetts DFA, 6.00%, 10/1/49	100	109
Massachusetts DFA, Series A, 5.00%, 7/1/54 (1)	200	194
Massachusetts DFA, Series Q, 5.50%, 12/1/56	100	106
		439
MICHIGAN 0.8%
Grand Rapids Economic Dev., Series A, 6.125%, 11/1/60	100	101
Kalamazoo Economic Dev., Series A, 6.25%, 8/15/61 (1)	100	102
		203
MINNESOTA 0.3%
Woodbury, Series A, 4.00%, 7/1/51	100	75
		75

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
MISSOURI 1.5%
Kansas IDA, 6.00%, 1/1/48 (1)	100	103
St. Louis County IDA, Series A, 5.00%, 8/15/35	100	99
St. Louis Missouri IDA, Series A, 4.75%, 11/15/47	220	188
		390
MONTANA 0.2%
Kalispell, Series A, 5.25%, 5/15/47	50	47
		47
NEVADA 0.3%
Reno, Series C, Zero Coupon, 7/1/58 (1)	500	81
		81
NEW HAMPSHIRE 2.0%
New Hampshire Business Fin. Auth., Series 1, 4.50%, 4/20/43 (Tender 3/1/36)	100	99
New Hampshire Business Fin. Auth., Series 2, 4.25%, 7/20/41	97	97
New Hampshire Business Fin. Auth., Series A, 5.625%, 7/1/46 (1)	25	25
New Hampshire Business Fin. Auth., Series A, 5.75%, 7/1/54 (1)	200	200
New Hampshire HEFA, 5.00%, 10/1/40	95	95
		516
NEW JERSEY 3.3%
New Jersey Economic Dev. Auth., 5.125%, 1/1/34 (2)	200	201
New Jersey Economic Dev. Auth., DRP Urban Renewal, 6.375%, 1/1/35 (1)(2)	150	158
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34	40	40
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44	35	34
New Jersey Higher Education Student Assistance Auth., Series B, 5.25%, 12/1/56 (2)(3)	100	101
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46	305	296
		830
NEW YORK 4.2%
Build NYC Resource, 5.625%, 6/1/61 (1)	100	99
Genesee County Funding, Series A, 5.50%, 12/1/55	100	104
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Series E-1, 3.625%, 2/1/42	200	186
New York State Dormitory Auth., 5.00%, 12/1/31 (1)	200	199
New York State Dormitory Auth., 5.00%, 7/1/27	50	50
New York Transportation Dev., 5.00%, 10/1/40 (2)	100	103
New York Transportation Dev., 6.00%, 6/30/59 (2)	200	211
Westchester County Local Dev., Series A, 6.50%, 12/1/65 (1)	100	103
		1,055
NORTH CAROLINA 1.7%
Charlotte-Mecklenburg Hospital Auth., Series C, VRDN, 2.85%, 1/15/37	100	100
North Carolina Medical Care Commission, 4.70%, 7/1/37	80	75
North Carolina Medical Care Commission, 5.25%, 10/1/37	10	10
North Carolina Medical Care Commission, 5.375%, 10/1/45	75	75

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Series B-1, 4.00%, 11/1/31	160	159
		419
OHIO 6.3%
Blanchard Valley Port Auth., Series A, 6.25%, 1/1/46 (1)(3)	100	101
Buckeye Tobacco Settlement Fin. Auth., Series B-2, 5.00%, 6/1/55	400	319
Columbus-Franklin County Fin. Auth., Series A, 6.05%, 1/1/46 (1)	100	102
Columbus-Franklin County Fin. Auth., Series A, 6.30%, 1/1/46 (1)	100	101
Cuyahoga County, 5.00%, 2/15/37	200	201
Muskingum County, 5.00%, 2/15/48	100	95
Ohio Air Quality Dev. Auth., 4.25%, 1/15/38 (1)(2)	200	200
Ohio Air Quality Dev. Auth., 5.00%, 7/1/49 (1)(2)	100	92
Summit County DFA, 6.00%, 12/1/58	250	266
Summit County DFA, Series A, 5.50%, 7/1/60 (4)	100	104
		1,581
OREGON 0.1%
Clackamas County Hospital Facility Auth., Series A, 5.00%, 11/15/47	25	24
		24
PENNSYLVANIA 6.1%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%, 5/1/33	100	108
Allentown Neighborhood Improvement Zone Dev. Auth., City Center Project, 5.375%, 5/1/42 (1)	100	101
Berks County Municipal Auth., Series A-3, 5.00%, 6/30/39	222	208
Berks County Municipal Auth., Series B-1, 6.00%, 6/30/44	50	37
Butler County Hospital Auth., 5.00%, 7/1/35	55	55
Butler County Hospital Auth., 5.00%, 7/1/39	80	80
Chester County IDA, 6.00%, 10/15/52 (1)	250	245
Lancaster County Hospital Auth., 4.75%, 7/1/37	160	156
Pennsylvania Economic DFA, Bridges Finco Project, 4.125%, 12/31/38 (2)	200	193
Pennsylvania Economic DFA, Commonwealth of Pennyslvania Project, 6.00%, 6/30/61 (2)	200	212
Philadelphia Auth. for Industrial Dev., 5.00%, 11/1/47	50	50
Philadelphia Auth. for Industrial Dev., Series A, 5.00%, 7/1/42	100	99
		1,544
PUERTO RICO 8.1%
Puerto Rico Commonwealth, GO, VR, 11/1/51 (5)	418	294
Puerto Rico Commonwealth, GO, VR, 11/1/51 (5)	38	24
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/37	168	166
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/46	300	266
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	100	105
Puerto Rico Electric Power Auth., Series A, 4.80%, 7/1/29 (6)(7)	75	55
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/42 (6)(7)	100	74
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/28 (6)(7)	25	18
Puerto Rico Electric Power Auth., Series DDD, 3.75%, 7/1/22 (6)(7)	5	4
Puerto Rico Electric Power Auth., Series DDD, 5.00%, 7/1/21 (6)(7)	15	11
Puerto Rico Electric Power Auth., Series TT, 4.20%, 7/1/19 (6)(7)	25	18

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, Refunding Bond, 4.20%, 7/1/19 (6)(7)	25	18
Puerto Rico Electric Power Auth., Series TT, Settlement Bond, 4.20%, 7/1/19 (6)(7)	15	11
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)(7)	20	15
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/19 (6)(7)	20	15
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (6)(7)	15	11
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)(7)	10	7
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)(7)	20	15
Puerto Rico Sales Tax Fin., Series B-1, 5.00%, 7/1/58	500	489
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/46	299	109
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%, 7/1/34	100	100
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%, 7/1/40	200	200
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%, 7/1/53	21	20
		2,045
SOUTH CAROLINA 2.2%
Connector 2000 Association, Series A-1, Zero Coupon, 1/1/32	17	12
Connector 2000 Association, Series A-1, Zero Coupon, 7/22/51	405	66
Connector 2000 Association, Series B-1, Zero Coupon, 7/22/51	60	7
Medical University Hospital Auth., 5.25%, 5/15/46	200	210
South Carolina Jobs-Economic Dev. Auth., 4.00%, 11/15/32	50	50
South Carolina Jobs-Economic Dev. Auth., 5.375%, 4/1/56	100	102
South Carolina Jobs-Economic Dev. Auth., Series A, 5.50%, 6/15/33	100	99
		546
SOUTH DAKOTA 0.6%
Lincoln Country, Series A, 4.00%, 8/1/41	160	145
		145
TEXAS 5.6%
Anna, 5.70%, 9/15/56 (1)	100	100
Arlington Higher Education Fin., 5.75%, 6/15/55 (1)	100	101
Arlington Higher Education Fin., Series A, 3.00%, 8/15/45	200	157
Austin Convention Enterprises, Series A, 5.00%, 1/1/30	25	25
Austin Convention Enterprises, Series B, 5.00%, 1/1/28	50	50
Brooks Dev. Auth., 5.875%, 8/15/52 (1)	100	99
Brooks Dev. Auth., Series A, 5.50%, 8/15/52 (1)	100	99
Houston Airport System Revenue, 5.50%, 7/15/35 (2)	100	107
Houston Airport System Revenue, Series A, 4.00%, 7/1/41 (2)	100	94
Lavon, 5.75%, 9/15/55	100	101
Mission Economic Dev., 4.625%, 10/1/31 (1)(2)	100	100
Mission Economic Dev., 5.00%, 12/1/64 (Tender 6/1/30) (2)(3)	100	103
New Hope Cultural Education Facilities Fin., 5.375%, 1/1/60	200	201
Port Beaumont Navigation District, Series A, 3.625%, 1/1/35 (1)	100	91
		1,428
U.S. VIRGIN ISLANDS 0.4%
Virgin Islands Hotel Dev. Fin., Series A-1, 6.00%, 12/1/55	100	101
		101

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
UTAH 0.8%
Salt Lake City Airport Revenue, Series A, 5.25%, 7/1/53 (2)	100	102
Utah City West Public Infrastructure District No. 1, 5.875%, 12/1/55 (1)	100	102
		204
VIRGINIA 3.2%
Chesterfield County Health Center Commission, 5.25%, 7/1/41	100	102
Hanover County Economic Dev. Auth., 5.00%, 7/1/51	120	114
James County Economic Dev. Auth., Series A, 4.00%, 12/1/50	100	81
New York Transportation Dev. Auth., 5.00%, 12/1/38	45	45
Norfolk Redevelopment & Housing Auth., 5.375%, 1/1/46	25	25
Norfolk Redevelopment & Housing Auth., Series A, 5.00%, 1/1/49	95	90
Prince William County IDA, 5.00%, 1/1/46	50	48
Tobacco Settlement Fin., Series B1, 5.00%, 6/1/47	200	168
Virginia College Building Auth., Series A, 5.00%, 7/1/30 (1)	50	46
Virginia Small Business Fin. Auth., Transform Project, 5.00%, 12/31/47 (2)	100	100
		819
WASHINGTON 0.4%
Washington State Housing Fin. Commission, Series A, 3.50%, 12/20/35	100	96
		96
WISCONSIN 6.0%
PFA, 4.00%, 4/1/52 (1)	200	160
PFA, 5.00%, 10/1/43 (1)	200	200
PFA, 5.50%, 10/1/46 (1)	100	98
PFA, Series 2025, 5.75%, 6/30/60 (2)	165	172
PFA, Series A, 4.00%, 7/15/33 (1)	100	100
PFA, Series A, 5.00%, 6/1/37 (1)	150	152
PFA, Series A, 5.00%, 6/1/52 (1)	30	27
PFA, Series A, 5.00%, 7/1/45 (4)	100	103
PFA, Series A, 5.25%, 5/15/37 (1)	95	96
PFA, Series C, 4.30%, 11/1/30 (2)	100	100
Wisconsin HEFA, 5.50%, 6/1/61	100	101
Wisconsin HEFA, 6.50%, 11/1/36 (1)	100	102
Wisconsin HEFA, Series A, 5.00%, 2/15/42	100	100
		1,511
Total Municipal Securities (Cost $24,907)		25,141
Total Investments 99.4% of Net Assets (Cost $24,907)		$25,141
Other Assets Less Liabilities 0.6%		156
Net Assets 100.0%		$25,297

‡	Par is denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

May 31, 2026 Unaudited

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,795 and represents 26.9% of net assets.

(2)	Interest subject to alternative minimum tax.
(3)	When-issued security.
(4)	Insured by Build America Mutual Assurance Company
(5)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(6)	Non-income producing
(7)	Obligor has failed to make a scheduled interest and/or principal payment or is in default.
CDA	Community Development Administration/Authority
DFA	Development Finance Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

VRDN
Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The High Income Municipal ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On May 31, 2026, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1254-054Q1
05/26